Intangible assets (Tables)	12 Months Ended
Apr. 03, 2022
Intangible assets other than goodwill [abstract]
Schedule of Intangible Assets and Changes of Intangible Assets with Finite Lives
The useful lives of intangible assets are assessed as either finite or indefinite.

Asset Category	Estimated Useful Life
Brand name	Indefinite
Domain name	Indefinite
Software	5 to 7 years
Intellectual property	1 to 8 years
Intangible assets comprise the following:

	April 3, 2022	March 28, 2021
	$	$
Intangible assets with finite lives (1)	6.4	9.0
Intangible assets with indefinite lives:
Brand name	115.5	115.5
Domain name	0.3	0.3
	122.2	124.8
(1)Retrospective application is required for accounting policy changes and comparative financial information was restated in these consolidated financial statements (note 4).
The following table presents the changes in cost and accumulated amortization of the Company’s intangible assets with finite lives:

	Intangible assets with finite lives
	Software	Intellectual property	Total
Cost	$	$	$
March 29, 2020	5.7	17.9	23.6
Additions	—	0.1	0.1
Impact of foreign currency translation	(0.1)	(0.1)	(0.2)
March 28, 2021	5.6	17.9	23.5
Additions	2.9	0.3	3.2
April 3, 2022	8.5	18.2	26.7

	Software	Intellectual property	Total
Accumulated amortization	$	$	$
March 29, 2020	1.3	7.0	8.3
Amortization	1.0	5.3	6.3
Impact of foreign currency translation	(0.1)	—	(0.1)
March 28, 2021	2.2	12.3	14.5
Amortization	1.4	4.4	5.8
April 3, 2022	3.6	16.7	20.3

Net book value
March 28, 2021	3.4	5.6	9.0
April 3, 2022	4.9	1.5	6.4